GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
GOODWILL
12.	GOODWILL

The change in the carrying amounts of goodwill by reporting unit which is the same as reportable segment is as follows:

	2013				2014
	Internet	Mobile			Internet	Mobile
	games	games	WVAS	Total	games	games	WVAS	Total

Gross amount:
Beginning balance	$68,408,299	$20,274,048	$43,929,382	$132,611,729	$70,506,823	$20,882,730	$44,035,400	$135,424,953
Exchange differences	2,098,524	608,682	106,018	2,813,224	(191,276)	(55,479)	(12,317)	(259,072)

Ending balance	70,506,823	20,882,730	44,035,400	135,424,953	70,315,547	20,827,251	44,023,083	135,165,881

Accumulated impairment loss:
Beginning balance	(3,182,185)	-	(41,878,521)	(45,060,706)	(3,279,803)	-	(41,878,521)	(45,158,324)
Exchange differences	(97,618)	-	-	(97,618)	8,898	-	2,653	11,551

Ending balance	(3,279,803)	-	(41,878,521)	(45,158,324)	(3,270,905)	-	(41,875,868)	(45,146,773)

Goodwill, net	$67,227,020	$20,882,730	$2,156,879	$90,266,629	$67,044,642	$20,827,251	$2,147,215	$90,019,108

As of December 31, 2012, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The income approach valuations included cash flow discount rates of 26%, 24% and 25%, and terminal value growth rates of 3%, 1% and 1% for internet games, mobile games and WVAS reporting units, respectively. Based on the results of the goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value. Accordingly, there was no goodwill impairment needed to be recognized for the fiscal year 2012.

As of December 31, 2013, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The income approach valuations included cash flow discount rates of 27%, 25% and 26%, and terminal value growth rates of 3%, 3% and 1% for internet games, mobile games and WVAS reporting units, respectively. Based on the results of the goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value. Accordingly, there was no goodwill impairment needed to be recognized for the fiscal year 2013.

As of December 31, 2014, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The income approach valuations included cash flow discount rates of 27%, 26% and 26%, and terminal value growth rates of 3%, 3% and 1% for internet games, mobile games and WVAS reporting units, respectively. Based on the results of the goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value. Accordingly, there was no goodwill impairment needed to be recognized for the fiscal year 2014.

No goodwill impairment loss was recognized during the years ended December 31, 2012, 2013 and 2014.